Subordinated liabilities	6 Months Ended
Jun. 30, 2021
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.21	Year ended 31.12.20
	£m	£m
Opening balance as at 1 January	16,341	18,156
Issuances	1,734	1,438
Redemptions	(4,534)	(3,464)
Other	(702)	211
Closing balance	12,839	16,341
Issuances of £1,734m comprise £855m EUR 1.125% Fixed Rate Resetting Subordinated Callable Notes and £724m USD 3.811% Fixed Rate Resetting Subordinated Callable Notes, both issued externally by Barclays PLC and £82m ZAR Floating Rate Notes and £73m USD Floating Rate Notes issued externally by Barclays subsidiaries.
Redemptions of £4,534m comprise £1,961m GBP 10% Fixed Rate Subordinated Notes, £1,339m EUR 6% Fixed Rate Subordinated Notes, £1,075m USD 10.179% Fixed Rate Subordinated Notes and £86m EUR Subordinated Floating Rate Notes, issued externally by Barclays Bank PLC and £73m USD Floating Rate Notes issued externally by a Barclays subsidiary.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.